MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Interest receivable	$ 1,262	$ 2,388
Marketable securities	18,781	61,000
Unrealized gain	$ 6,581	$ 93,360